Statements of Cash Flows (USD $)	12 Months Ended		100 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Net Loss for the Period	$ (31,801)	$ (33,159)	$ (265,361)
Depreciation			17,500
Imputed Interest on shareholder advances	3,098	3,098	16,876
Accounts Payable and Accured Liabilities	(12,065)	30,061	110,631
Net Cash Flows Used in Operating Activities	(40,768)		(120,354)
Investment in Oil Lease			(72,094)
Purchase of assets	—	—	(17,500)
Net Cash Flows Used in Investing Activities			(89,594)
Advances from Shareholders
Advances from Related Party			129,498
Issuance of Common Stock			80,450
Net Cash Flows Provided from Financing Activities			209,948
Net Increase (Decrease) in Cash
Cash and Cash Equivalents, Beginning of Period
Cash and Cash Equivalents, End of Period